Segment Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Assets	$ 965,535		$ 965,535		$ 892,676
Net sales	80,139	$ 71,307	238,493	$ 214,733
Depreciation			16,966	13,617
Operating Income (Loss)	(41,042)	(20,649)	(108,505)	(72,866)
InventoryStepUpAmortizationExpense	(20)	(302)	(69)	(1,521)
DistributorConversionCharges	(16)	(478)	(65)	(1,698)
Payments for Legal Settlements		(900)
Management Changes		(1,203)
Business Combination, Acquisition Related Costs, Transition Costs	(19,887)	(2,740)	(43,040)	(16,030)
Interest Expense Income, Net	11,185	4,565	29,793	12,873
Other Nonoperating Income (Expense)	10,236	21,430	7,395	54,986
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(62,463)	(46,644)	(145,693)	(140,725)
Payments to Acquire Property, Plant, and Equipment	8,259	11,422	34,013	35,706
Capital Expenditures, Continuing Operations				35,706
UNITED STATES
Segment Reporting Information [Line Items]
Assets	437,509		437,509		450,055
Net sales	60,394	51,297	176,150	149,591
Depreciation	$ 3,500	2,414	$ 9,693	7,093
Sales Revenue Goods Net Percent Change	17.70%		17.80%
AmortizationExpenseWithoutDistributorConversion	$ 2,025	1,293	$ 6,132	3,820
Segment Operating Loss	2,219	6,448	8,021	12,914
Payments to Acquire Property, Plant, and Equipment	7,154	4,267	30,361
Capital Expenditures, Continuing Operations				13,464
International Segment [Member]
Segment Reporting Information [Line Items]
Assets	115,976		115,976		94,412
Net sales	19,745	20,010	62,343	65,142
Depreciation	827	841	2,330	2,246
AmortizationExpenseWithoutDistributorConversion	469	547	1,402	1,663
Segment Operating Loss	(2,627)	(3,213)	(8,658)	(2,385)
Payments to Acquire Property, Plant, and Equipment	1,094	3,290	3,572
Capital Expenditures, Continuing Operations				7,597
BioMimetics [Member]
Segment Reporting Information [Line Items]
Assets	21,609		21,609		17,924
Net sales	0	0	0	0
Depreciation	46	108	127	324
AmortizationExpenseWithoutDistributorConversion	52	77	142	231
Segment Operating Loss	(3,952)	(2,601)	(11,051)	(9,385)
Payments to Acquire Property, Plant, and Equipment	11	0	55
Capital Expenditures, Continuing Operations				39
Europe [Member]
Segment Reporting Information [Line Items]
Net sales	$ 10,718	11,180	$ 34,951	36,615
Sales Revenue Goods Net Percent Change	(4.10%)		(4.50%)
Other Geographical Areas [Member]
Segment Reporting Information [Line Items]
Net sales	$ 9,027	8,830	$ 27,392	28,527
Sales Revenue Goods Net Percent Change	2.20%		(4.00%)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 390,441		$ 390,441		330,285
Net sales	0	0	0	0
Depreciation	1,895	1,291	4,816	3,831
AmortizationExpenseWithoutDistributorConversion	0	0	0	1
Segment Operating Loss	(16,759)	(15,660)	(53,643)	(52,658)
Payments to Acquire Property, Plant, and Equipment	0	3,865	$ 25
Capital Expenditures, Continuing Operations				14,606
Segment [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments			3
Assets	965,535		$ 965,535		892,676
Net sales	80,139	71,307	238,493	214,733
Depreciation	$ 6,268	4,654	$ 16,966	13,494
Sales Revenue Goods Net Percent Change	12.40%		11.10%
AmortizationExpenseWithoutDistributorConversion	$ 2,546	1,917	$ 7,676	5,715
Segment Operating Loss	(21,119)	$ (15,026)	(65,331)	$ (51,514)
Payments to Acquire Property, Plant, and Equipment			34,013
All Countries [Domain]
Segment Reporting Information [Line Items]
Disclosure on Geographic Areas, Long-Lived Assets	122,450		122,450		104,235
Other Geographical Areas [Member]
Segment Reporting Information [Line Items]
Disclosure on Geographic Areas, Long-Lived Assets	3,291		3,291		3,348
Europe [Member]
Segment Reporting Information [Line Items]
Disclosure on Geographic Areas, Long-Lived Assets	8,165		8,165		8,065
UNITED STATES
Segment Reporting Information [Line Items]
Disclosure on Geographic Areas, Long-Lived Assets	$ 110,994		$ 110,994		$ 92,822